Asset Impairments and Transactions -United Kingdom (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
Asset Impairments and Transactions
Gross proceeds from sale of assets, net of closing adjustments and other closing costs	$ 250
Golden Eagle Area Development
Asset Impairments and Transactions
Ownership interest sold (as percent)	26.69%	26.69%
Disposed of by sale, U.K. Operations | Golden Eagle Area Development
Asset Impairments and Transactions
Ownership interest sold (as percent)	26.69%	26.69%
Gain on sale of business interests, net of tax		$ 227
Contingent consideration recognized			$ 50